UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
            --------------------------------------------------------------------
            Greenville, SC 29601
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-12069
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
            --------------------------------------------------------------------
Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       1/21/08
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                   96
                                            ------------------------------

Form 13F Information Table Value Total:               100343
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
PORTFOLIO APPRAISAL
Consolidated Master
30-Sep-07

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES INC        COM             00846u101      22       608   SH         SOLE        N/A          608
ALCOA INC                       COM             013817101     616     16855   SH         SOLE        N/A        16855
ALLSTATE CORP                   COM             020002101     625     11970   SH         SOLE        N/A        11970
AMERICAN EXPRESS CO             COM             025816109     668     12850   SH         SOLE        N/A        12850
AMERICAN INTL GROUP INC         COM             026874107     576      9875   SH         SOLE        N/A         9875
AMGEN INC                       COM             031162100    1276     27470   SH         SOLE        N/A        27470
APPLIED MATLS INC               COM             038222105     490     27600   SH         SOLE        N/A        27600
AT&T INC                        COM             00206r102    1492     35890   SH         SOLE        N/A        35890
BANK OF AMERICA CORPORATION     COM             060505104    2205     53453   SH         SOLE        N/A        53453
BB&T CORP                       COM             054937107      92      3000   SH         SOLE        N/A         3000
BERKSHIRE HATHAWAY INC
  DEL CL A                      DEL CL A        084670108    2549        18   SH         SOLE        N/A           18
BERKSHIRE HATHAWAY INC
  DEL CL B                      DEL CL B        084670207      95        20   SH         SOLE        N/A           20
BP PLC SPONSORED ADR            ADR             055622104    1061     14500   SH         SOLE        N/A        14500
CATERPILLAR INC DEL             COM             149123101    1855     25568   SH         SOLE        N/A        25568
CHEVRON CORP NEW                COM             166764100    4802     51449   SH         SOLE        N/A        51449
CHUBB CORP                      COM             171232101      16       300   SH         SOLE        N/A          300
CISCO SYS INC                   COM             17275r102    3233    119433   SH         SOLE        N/A       119433
CITADEL BROADCASTING CORP       COM             17285t106       1       249   SH         SOLE        N/A          249
CITIGROUP INC                   COM             172967101     988     33555   SH         SOLE        N/A        33555
CITIZENS COMMUNICATIONS CO      COM             17453b101     644     50560   SH         SOLE        N/A        50560
COCA COLA CO                    COM             191216100    3337     54382   SH         SOLE        N/A        54382
COMCAST CORP                    NEW CL A        20030n101     228     12479   SH         SOLE        N/A        12479
COMMUNITY HEALTH SYS INC NEWCO  COM             203668108     209      5675   SH         SOLE        N/A         5675
CONAGRA FOODS INC               COM             205887102    1068     44890   SH         SOLE        N/A        44890
CONOCOPHILLIPS                  COM             20825c104     894     10120   SH         SOLE        N/A        10120
CVS CAREMARK CORPORATION        COM             126650100     207      5200   SH         SOLE        N/A         5200
DARDEN RESTAURANTS INC          COM             237194105       7       250   SH         SOLE        N/A          250
DEVELOPERS DIVERSIFIED RLTY CO  COM             251591103     204      5325   SH         SOLE        N/A         5325
DISNEY WALT CO                  COM             254687106     120      3720   SH         SOLE        N/A         3720
DU PONT E I DE NEMOURS & CO     COM             263534109    1457     33057   SH         SOLE        N/A        33057
DUKE ENERGY CORP NEW            COM             26441c105    3805    188627   SH         SOLE        N/A       188627
EARTHLINK INC                   COM             270321102      22      3182   SH         SOLE        N/A         3182
EATON CORP                      COM             278058102      78       800   SH         SOLE        N/A          800
EBAY INC                        COM             278642103     698     21020   SH         SOLE        N/A        21020
EMBARQ CORP                     COM             29078e105       1        15   SH         SOLE        N/A           15
EXXON MOBIL CORP                COM             30231G102    5384     57462   SH         SOLE        N/A        57462
FLUOR CORP NEW                  COM             343412102      40       274   SH         SOLE        N/A          274
FORTUNE BRANDS INC              COM             349631101       9       125   SH         SOLE        N/A          125
GALLAGHER ARTHUR J & CO         COM             363576109    1091     45110   SH         SOLE        N/A        45110
GENERAL ELECTRIC CO             COM             369604103    3676     99175   SH         SOLE        N/A        99175
GLAXOSMITHKLINE PLC
  SPONSORED ADR                 ADR             37733w105     599     11885   SH         SOLE        N/A        11885
HOME DEPOT INC                  COM             437076102    1143     42430   SH         SOLE        N/A        42430
IDEARC INC                      COM             451663108       1        68   SH         SOLE        N/A           68
INTEL CORP                      COM             458140100    2725    102225   SH         SOLE        N/A       102225
INTERNATIONAL BUSINESS MACHS    COM             459200101     815      7535   SH         SOLE        N/A         7535
INTL PAPER CO                   COM             460146103      39      1200   SH         SOLE        N/A         1200
JDS UNIPHASE CORP               COM             46612j507      17      1280   SH         SOLE        N/A         1280
JOHNSON & JOHNSON               COM             478160104    1413     21187   SH         SOLE        N/A        21187
JP MORGAN CHASE & CO            COM             46625h100    2303     52762   SH         SOLE        N/A        52762
JUNIPER NETWORKS INC            COM             48203r104      13       400   SH         SOLE        N/A          400
KIMCO REALTY CORP               COM             49446r109      49      1350   SH         SOLE        N/A         1350
LOWES COS INC                   COM             548661107    1405     62125   SH         SOLE        N/A        62125
MARSH & MCLENNAN COS INC        COM             571748102       4       150   SH         SOLE        N/A          150
MEDCO HEALTH SOLUTIONS INC      COM             58405u102      24       234   SH         SOLE        N/A          234
MEDICAL PPTYS TRUST INC         COM             58463j304     795     77990   SH         SOLE        N/A        77990
MEDTRONIC INC                   COM             585055106     438      8720   SH         SOLE        N/A         8720
MERCK & CO INC                  COM             589331107    2754     47394   SH         SOLE        N/A        47394
MICROSOFT CORP                  COM             594918104    3760    105631   SH         SOLE        N/A       105631
MONSANTO CO NEW                 COM             61166w101      14       125   SH         SOLE        N/A          125
NORFOLK SOUTHERN CORP           COM             655844108       5       100   SH         SOLE        N/A          100
ORACLE CORP                     COM             68389x105    1878     83180   SH         SOLE        N/A        83180
PATRIOT COAL CORP               COM             70336t104      51      1225                                      1225
PEABODY ENERGY CORP             COM             704549104     894     14510                                     14510
PEPSICO INC                     COM             713448108    1454     19160                                     19160
PFIZER INC                      COM             717081103    1322     58165                                     58165
PIEDMONT NAT GAS INC            COM             720186105    1192     45560                                     45560
PIMCO STRATEGIC GBL GOV FD INC  COM             72200x104     408     42475                                     42475
PLUM CREEK TIMBER CO INC        COM             729251108    3865     83958                                     83958
PROCTER & GAMBLE CO             COM             742718109    1066     14517                                     14517
PROGRESS ENERGY INC             COM             743263105     453      9360                                      9360
SCHERING PLOUGH CORP            COM             806605101     115      4330                                      4330
SCHLUMBERGER LTD                COM             806857108     751      7630                                      7630
SEALED AIR CORP NEW             COM             81211k100      60      2600                                      2600
SIMON PPTY GROUP INC NEW
  PFD CONV                      INC NEW PFD     828806802     871     12169                                     12169
SLM CORP                        COM             78442p106       2        90                                        90
SOUTH FINL GROUP INC            COM             837841105     268     17140                                     17140
SOUTHERN CO                     COM             842587107    2657     68565                                     68565
SPECTRA ENERGY CORP             COM             847560109     458     17728                                     17728
SPRINT NEXTEL CORP              COM             852061100      46      3500                                      3500
STRYKER CORP                    COM             863667101     149      2000                                      2000
TARGET CORP                     COM             87612e106     103      2050                                      2050
3M CO                           COM             88579y101      17       200                                       200
TIME WARNER INC                 COM             887317105     243     14700                                     14700
TRAVELERS COMPANIES INC         COM             89417e109       1        24                                        24
UNITED PARCEL SERVICE
  INC CL B                      INC CL B        911312106      32       450                                       450
UNITEDHEALTH GROUP INC          COM             91324p102     975     16760                                     16760
VERIGY LTD SHS                  SHS             y93691106       2        72                                        72
VERIZON COMMUNICATIONS          COM             92343v104     957     21909                                     21909
VULCAN MATLS CO                 COM             929160109    9270    117207                                    117207
WACHOVIA CORP NEW               COM             929903102    1279     33625                                     33625
WAL MART STORES INC             COM             931142103    1493     31415                                     31415
WALGREEN CO                     COM             931422109    1089     28595                                     28595
WELLS FARGO & CO NEW            COM             949746101    1176     38943                                     38943
WHOLE FOODS MKT INC             COM             966837106      49      1200                                      1200
WINDSTREAM CORP                 COM             97381w104     973     74732                                     74732
WRIGLEY WM JR CO                COM             982526105      29       500                                       500
YAHOO INC                       COM             984332106     537     23100                                     23100